For Additional Information Contact:                            Johanna Thornblad
                                                   Vice President Communications
                                                                  (210) 308-1237
                                                                              or
                                                               Stephanie Linkous
                                         Assistant Vice President Communications
                                                                  (210) 308-1214

                               MEDIA ANNOUNCEMENT

           UNITED SERVICES HOSTS EVENING WITH TOP GROWTH FUND MANAGER

San Antonio, Texas -- November 14, 1995. Louis Rukeyser called him the "world's most sought-after free agent" in LOUIS RUKEYSER'S MUTUAL FUNDS newsletter and he's coming to San Antonio to celebrate the one-year anniversary of his highly-regarded Bonnel Growth Fund at the Cadillac Bar & Restaurant on November 15 at 5:30 p.m.

Mr. Bonnel is inviting local shareholders, investors, Mayor Thornton and the business community of San Antonio to share in the celebration while at the same time learn more about picking quality growth stocks.

Art Bonnel will give a brief presentation on his investment philosophy and share the simple formula that earned the Bonnel Growth Fund a stunning annual return of 44.83%* during its first year on the market.

The Fund continues to receive praise from industry experts and recently appeared in the WALL STREET JOURNAL'S "Mutual Fund Scorecard" as the number five fund among 93 funds in the mid-cap fund category.** MUTUAL FUNDS MAGAZINE has named it one of its "Top Ten Funds for 1996."

Please join us in the celebration!

                                      # # #

           FOR A FREE PROSPECTUS CONTAINING MORE COMPLETE INFORMATION
                        INCLUDING CHARGES AND EXPENSES,
                              CALL 1-800-4-BONNEL.
             PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
                INVESTMENT RETURNS AND PRINCIPAL VALUE MAY VARY,
             AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.
              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                   *FOR THE PERIOD 10-17-94 THROUGH 10-17-95

                  ** SOURCE: LIPPER ANALYTICAL SERVICES, INC.